Right-of-use assets and lease liabilities - Right-of-use assets - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
At the beginning of the year	$ 29,547
New contracts	5,785	$ 3,517
Amortization	(12,468)	(16,225)
Reclassification - Note 5 (a)		2,278
Foreign exchange effect	(3,995)	(1,544)
At the end of the year	18,869	29,547
Cost/gross carrying amount
Leases
At the beginning of the year	45,772
At the end of the year	47,562	45,772
Accumulated depreciation/amortization and impairment
Leases
At the beginning of the year	(16,225)
At the end of the year	(28,693)	(16,225)
After application of IFRS 16
Leases
At the beginning of the year		41,521
After application of IFRS 16 | Cost/gross carrying amount
Leases
At the beginning of the year		41,521
Buildings
Leases
At the beginning of the year	5,267
New contracts	329
Amortization	(1,560)
Foreign exchange effect	(704)
At the end of the year	$ 3,332	5,267
Average annual amortization rates %	25.00%
Buildings | Cost/gross carrying amount
Leases
At the beginning of the year	$ 6,836
At the end of the year	6,461	6,836
Buildings | Accumulated depreciation/amortization and impairment
Leases
At the beginning of the year	(1,569)
At the end of the year	(3,129)	(1,569)
Machinery, equipment and facilities
Leases
At the beginning of the year	7,402
New contracts	1,441
Amortization	(2,821)
Foreign exchange effect	(1,082)
At the end of the year	$ 4,940	7,402
Average annual amortization rates %	35.00%
Machinery, equipment and facilities | Cost/gross carrying amount
Leases
At the beginning of the year	$ 10,280
At the end of the year	10,639	10,280
Machinery, equipment and facilities | Accumulated depreciation/amortization and impairment
Leases
At the beginning of the year	(2,878)
At the end of the year	(5,699)	(2,878)
IT equipment
Leases
At the beginning of the year	2,171
Amortization	(1,887)
At the end of the year	$ 284	2,171
Average annual amortization rates %	63.00%
IT equipment | Cost/gross carrying amount
Leases
At the beginning of the year	$ 5,846
At the end of the year	5,846	5,846
IT equipment | Accumulated depreciation/amortization and impairment
Leases
At the beginning of the year	(3,675)
At the end of the year	(5,562)	(3,675)
Vehicles
Leases
At the beginning of the year	14,707
New contracts	4,015
Amortization	(6,200)
Foreign exchange effect	(2,209)
At the end of the year	$ 10,313	14,707
Average annual amortization rates %	39.00%
Vehicles | Cost/gross carrying amount
Leases
At the beginning of the year	$ 22,810
At the end of the year	24,616	22,810
Vehicles | Accumulated depreciation/amortization and impairment
Leases
At the beginning of the year	(8,103)
At the end of the year	$ (14,303)	$ (8,103)
Minimum | Brazil
Leases
Interest rate for leases	5.24%
Minimum | Peru
Leases
Interest rate for leases	2.65%
Maximum | Brazil
Leases
Interest rate for leases	11.39%
Maximum | Peru
Leases
Interest rate for leases	5.49%